Share-based compensation (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Share-based compensation
Share-based compensation expenses	¥ 2,663,590	¥ 2,622,942
Cost of revenues
Share-based compensation
Share-based compensation expenses	57,687	47,997
Fulfillment
Share-based compensation
Share-based compensation expenses	304,134	324,096
Marketing
Share-based compensation
Share-based compensation expenses	180,441	138,247
Technology and content
Share-based compensation
Share-based compensation expenses	964,105	811,769
General and administrative
Share-based compensation
Share-based compensation expenses	¥ 1,157,223	¥ 1,300,833